Concentrations	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Concentrations

Major customers

For the quarter ended September 30, 2011, there was no single player on the gaming site who had wagered more than 10% of the total gaming revenue.

In accordance with the Unibet Partner Program, Unibet is required to process all the payments to the website www.bingo.com. They collect all the deposits and process withdrawal requests by our players. Any revenue (i.e. wagers less winnings) that is collected by them is paid across to us after they have deducted their commission.

Therefore the Company is reliant on Unibet to provide contracted services pursuant to its Partner Program. These services include the supply and operation of the games (i.e. Bingo and Slots); the development and maintenance of the website, customer support to our players playing on our website www.bingo.com, processing all deposits and collection of those funds and processing all withdrawal requests. The Company has a receivable from Unibet of $150,048 as at September 30, 2011 (December 31, 2010 - $34,857). The significant increase in this receivable compared to September 30, 2010, is due to the increase in revenue by the Company.

During the quarters ended September 30, 2011 and 2010, the Company offered limited advertising. Therefore there were no advertising sales representing more than 10% of the total sales.